UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21880

                  Oppenheimer Rochester Michigan Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                     COUPON      MATURITY       VALUE
------------                                                                  ------     ----------   -----------
MUNICIPAL BONDS AND NOTES--108.9%
MICHIGAN--73.4%
$     50,000   Barry County, MI Building Authority(1)                          5.650%    07/01/2017   $    43,769
      15,000   Belleville, MI GO(1)                                            5.400     11/01/2012        15,079
      50,000   Benton Harbor, MI Charter COP(1)                                8.000     05/01/2032        38,021
      30,000   Birch Run, MI (Downtown Devel.)(1)                              5.250     06/01/2019        30,049
       5,000   Birch Run, MI Township(1)                                       7.100     05/01/2009         5,086
      80,000   Center, MI Academy COP(1)                                       7.500     10/01/2029        60,802
     100,000   Chelsea, MI EDC (United Methodist Retirement Communities)(1)    5.400     11/15/2027        70,990
      20,000   Clare County, MI Sewer Disposal System(1)                       5.750     11/01/2019        20,668
      25,000   Concord, MI Academy Petoskey COP(1)                             7.750     12/01/2020        21,510
      95,000   Concord, MI Academy Petoskey COP(1)                             8.375     12/01/2030        78,389
     500,000   Dearborn, MI EDC (Henry Ford Village)(1)                        7.125     11/15/2043       362,215
     390,000   Detroit, MI Local Devel. Finance Authority(1)                   5.500     05/01/2021       210,900
     115,000   Detroit, MI Local Devel. Finance Authority(1)                   5.500     05/01/2021        62,189
     155,000   Detroit, MI Local Devel. Finance Authority(1)                   6.700     05/01/2021        95,838
   2,700,000   Detroit, MI Local Devel. Finance Authority(1)                   6.850     05/01/2021     1,664,928
     240,000   Detroit, MI Local Devel. Finance Authority (Chrysler
                  Corp.)(1)                                                    5.375     05/01/2018       132,358
     350,000   Detroit, MI Local Devel. Finance Authority (Chrysler
                  Corp.)(1)                                                    5.375     05/01/2021       189,140
      45,000   Devon Trace, MI Hsg. Corp.(1)                                   7.375     08/01/2023        45,653
     175,000   Farmington Hills, MI EDC (Botsford General Hospital)(1)         5.750     02/15/2025       146,536
     480,000   Flint, MI Hospital Building Authority (Hurley Medical
                  Center)(1)                                                   5.250     07/01/2016       377,122
     100,000   Flint, MI Hospital Building Authority (Hurley Medical
                  Center)(1)                                                   5.375     07/01/2018        74,722
      60,000   Flint, MI Hospital Building Authority (Hurley Medical
                  Center)(1)                                                   5.375     07/01/2028        35,635
     230,000   Flint, MI Hospital Building Authority (Hurley Medical
                  Center)(1)                                                   5.375     07/01/2028       136,602
      15,000   Garden City, MI Hospital Finance Authority (Garden City
                  Hospital Osteopathic)(1)                                     5.750     09/01/2017        11,748
       5,000   Grand Rapids, MI Charter Township (Porter Hills
                  Foundation)(1)                                               5.200     07/01/2014         4,617
     860,000   Grand Rapids, MI Downtown Devel. Authority(1)                   6.875     06/01/2024       823,760
     500,000   Grand Traverse Academy, MI Public School Academy(1)             4.625     11/01/2027       290,595
     250,000   Grand Traverse Academy, MI Public School Academy(1)             4.750     11/01/2032       137,695
     250,000   Grand Traverse Academy, MI Public School Academy(1)             5.000     11/01/2022       172,728
      50,000   Grand Traverse County, MI Hospital Finance Authority
                  (Munson Healthcare)(1)                                       5.500     07/01/2018        46,164
      20,000   Gratiot County, MI EDC (Grand Lodge of Free & Accepted
                  Masons of Michigan)(1)                                       5.000     11/15/2014        19,244


                1 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                     COUPON      MATURITY       VALUE
------------                                                                  ------     ----------   -----------
$    155,000   Highland Park, MI Building Authority(1)                         7.750%    05/01/2018   $   170,578
       5,000   Hillsdale County, MI Intermediate School District(1)            5.700     05/01/2010         5,052
      40,000   Hillsdale, MI Hospital Finance Authority (Community Health
                  Center)(1)                                                   5.250     05/15/2026        27,815
      30,000   Houghton, MI Tax Increment Finance Authority(1)                 6.000     05/01/2019        29,159
      20,000   Ionia, MI GO(1)                                                 6.750     04/01/2015        20,067
     250,000   Iron River, MI Hospital Finance Authority (Iron County
                  Community Hospitals)(1)                                      6.500     05/15/2040       161,283
       5,000   Kalamazoo, MI GO(1)                                             5.500     04/01/2013         5,045
      30,000   Kalamazoo, MI Hospital Finance Authority (Bronson Methodist
                  Hospital)(1)                                                 5.250     05/15/2018        27,230
      10,000   Kent County, MI Airport Facility (Kent County International
                  Airport)(1)                                                  5.000     01/01/2017         9,224
      25,000   Kent County, MI Airport Facility (Kent County International
                  Airport)(1)                                                  5.000     01/01/2021        21,212
     135,000   Kent County, MI Airport Facility (Kent County International
                  Airport)(1)                                                  5.000     01/01/2028       103,073
      15,000   Mackinac Island, MI Park Commission(1)                          5.800     09/01/2013        14,555
      35,000   Melvindale, MI Water Supply & Sewer(1)                          5.700     06/01/2016        35,245
      85,000   MI Discovery Elementary School COP (Public School Academy)      8.125     10/01/2031        51,772
      95,000   MI George Washington Carver Public School Academy COP(1)        8.000     09/01/2017        86,095
     510,000   MI George Washington Carver Public School Academy COP(1)        8.125     09/01/2030       403,328
     500,000   MI Higher Education Student Loan Authority(1)                   4.700     03/01/2022       321,050
     100,000   MI Higher Education Student Loan Authority(1)                   5.000     03/01/2031        59,072
      90,000   MI Higher Education Student Loan Authority(1)                   5.400     06/01/2018        70,934
      20,000   MI Higher Education Student Loan Authority(1)                   5.750     06/01/2013        17,939
      10,000   MI Hospital Finance Authority (Central Michigan Community
                  Hospital)(1)                                                 6.250     10/01/2027         7,919
      15,000   MI Hospital Finance Authority (Chelsea Community
                  Hospital)(1)                                                 5.375     05/15/2019        12,909
      60,000   MI Hospital Finance Authority (Crittenton Hospital Medical
                  Center)(1)                                                   5.625     03/01/2027        46,251
     245,000   MI Hospital Finance Authority (Detroit Medical Center
                  Obligated Group)(1)                                          5.250     08/15/2023       151,327
   2,430,000   MI Hospital Finance Authority (Detroit Medical Center
                  Obligated Group)(1)                                          5.250     08/15/2027     1,389,523
      20,000   MI Hospital Finance Authority (Detroit Medical Center)(1)       6.500     08/15/2018        16,153
       5,000   MI Hospital Finance Authority (Detroit Medical Center)(1)       8.125     08/15/2012         4,845
      50,000   MI Hospital Finance Authority (Holland Community
                  Hospital)(1)                                                 5.625     01/01/2028        41,044
      25,000   MI Hospital Finance Authority (Memorial Hospital)(1)            5.875     11/15/2021        20,997
      10,000   MI Hospital Finance Authority (Mercy Health Services)(1)        5.375     08/15/2016        10,026


                2 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                     COUPON      MATURITY       VALUE
------------                                                                  ------     ----------   -----------
$     30,000   MI Hospital Finance Authority (OHC/OUH Obligated Group)(1)      5.000%    08/15/2031   $    25,234
      20,000   MI Hospital Finance Authority (Port Huron Hospital/Marwood
                  Manor Nursing Home)(1)                                       5.500     07/01/2015        20,037
       5,000   MI Hospital Finance Authority (Sinai-Grace Hospital)(1)         6.625     01/01/2016         4,221
     160,000   MI Hospital Finance Authority (Sinai-Grace Hospital)(1)         6.700     01/01/2026       115,952
       5,000   MI Hospital Finance Authority (St. John Medical Center)(1)      5.250     05/15/2026         5,012
      25,000   MI Hospital Finance Authority (Trinity Health)(1)               5.375     12/01/2030        22,476
      45,000   MI Hsg. Devel. Authority (BGC-II Nonprofit Hsg. Corp.)(1)       5.500     01/15/2018        45,019
      10,000   MI Hsg. Devel. Authority (Charter Square)(1)                    5.500     01/15/2021         9,947
      65,000   MI Hsg. Devel. Authority (Charter Square)(1)                    5.500     01/15/2021        64,654
   1,075,000   MI Hsg. Devel. Authority (Deaconess Tower)(1)                   5.200     08/20/2038       832,265
      40,000   MI Hsg. Devel. Authority (Rental Hsg.)(1)                       6.100     10/01/2033        35,258
     185,000   MI Hsg. Devel. Authority (Section 8 Assisted Mtg.)              7.986(2)  04/01/2014       123,365
   1,500,000   MI Hsg. Devel. Authority, Series A(1)                           5.200     06/01/2039     1,157,175
     750,000   MI Hsg. Devel. Authority, Series D(1)                           5.200     10/01/2042       572,093
     180,000   MI John Tolfree Health System Corp.(1)                          5.850     09/15/2013       165,479
     830,000   MI John Tolfree Health System Corp.(1)                          6.000     09/15/2023       596,745
     200,000   MI Landmark Academy Public School COP(1)                        8.375     06/01/2031       174,862
      30,000   MI Municipal Bond Authority(1)                                  5.150     11/01/2010        30,077
       5,000   MI Municipal Bond Authority(1)                                  5.375     11/01/2020         5,008
       5,000   MI Municipal Bond Authority(1)                                  5.650     05/01/2011         5,014
      60,000   MI New Beginnings Academy COP(1)                                8.000     02/01/2032        47,073
     125,000   MI Pansophia Academy COP(1)                                     7.000     06/01/2029        98,198
   1,000,000   MI Public Educational Facilities Authority (American
                  Montessori)(1)                                               6.500     12/01/2037       681,230
     400,000   MI Public Educational Facilities Authority (Black River
                  School)(1)                                                   5.800     09/01/2030       259,128
     200,000   MI Public Educational Facilities Authority (Old Redford
                  Academy)(1)                                                  6.000     12/01/2035       133,394
       5,000   MI Reeths-Puffer Schools(1)                                     5.000     05/01/2027         5,497
       5,000   MI Reeths-Puffer Schools(1)                                     5.000     05/01/2027         5,497
      45,000   MI Strategic Fund Limited Obligation (Clark Retirement
                  Community/Clark Retirement Community Foundation
                  Obligated Group)(1)                                          5.650     09/01/2029        36,703
     230,000   MI Strategic Fund Limited Obligation (Detroit Edison
                  Company)(1)                                                  5.550     09/01/2029       186,215
     460,000   MI Strategic Fund Limited Obligation (Detroit Edison
                  Company)(1)                                                  5.650     09/01/2029       381,943
      50,000   MI Strategic Fund Limited Obligation (Dow Chemical
                  Company)(1)                                                  5.500     12/01/2028        43,037
     120,000   MI Strategic Fund Limited Obligation (Ford Motor Company),
                  Series A                                                     6.550     10/01/2022        19,240


                3 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                     COUPON      MATURITY       VALUE
------------                                                                  ------     ----------   -----------
$     50,000   MI Strategic Fund Limited Obligation (Imperial Holly
                  Corp.)(1)                                                    6.250%    11/01/2015   $    40,375
     863,527   MI Strategic Fund Limited Obligation (Wolverine Human
                  Services)(1)                                                 5.850     08/31/2027       559,333
   2,000,000   MI Strategic Fund Limited Obligation (Wolverine Human
                  Services)(1)                                                 7.875     08/31/2028     1,558,220
   1,130,000   MI Strategic Fund Pollution Control (General Motors Corp.)      6.200     09/01/2020       181,229
     245,000   MI Strategic Fund Solid Waste (S.D. Warren & Company)(1)        7.375     01/15/2022       180,354
   1,250,000   MI Tobacco Settlement Finance Authority(1)                      6.000     06/01/2034       780,050
   1,500,000   MI Tobacco Settlement Finance Authority(1)                      6.875     06/01/2042     1,013,475
  75,650,000   MI Tobacco Settlement Finance Authority                         7.249(2)  06/01/2052       666,477
 125,000,000   MI Tobacco Settlement Finance Authority                         7.500(2)  06/01/2052       935,000
      20,000   Monroe County, MI Water Supply(1)                               5.000     05/01/2025        20,011
      20,000   Muskegon County, MI Building Authority(1)                       5.625     07/01/2010        20,039
      50,000   New Buffalo, MI GO(1)                                           5.300     04/01/2014        50,216
       5,000   Northern MI University(1)                                       5.125     12/01/2020         5,042
      30,000   Oceola Township, MI Special Assessment(1)                       6.000     06/01/2014        30,456
      30,000   Oceola Township, MI Special Assessment(1)                       6.000     06/01/2015        30,432
      10,000   Ottawa County, MI Building Authority(1)                         4.900     11/01/2009        10,131
      50,000   Plymouth, MI Educational Center Charter School (Public
                  School Academy)(1)                                           5.375     11/01/2030        31,385
     175,000   Plymouth, MI Educational Center Charter School (Public
                  School Academy)(1)                                           5.625     11/01/2035       109,797
      35,000   Pontiac, MI Sewer Disposal(1)                                   5.000     01/01/2010        34,096
     100,000   Pontiac, MI Sewer Disposal(1)                                   5.750     01/01/2020        71,160
     720,000   Pontiac, MI Tax Increment Finance Authority(1)                  5.375     06/01/2017       525,953
     115,000   Pontiac, MI Tax Increment Finance Authority(1)                  6.250     06/01/2022        80,073
      55,000   Raisinville Township, MI Special Assessment District No.
                  8(1)                                                         6.300     05/01/2009        55,635
      30,000   Royal Oak, MI Hospital Finance Authority (William Beaumont
                  Hospital)(1)                                                 5.250     11/15/2035        21,684
      15,000   Saginaw County, MI (Williamson Acres Drain)(1)                  5.000     06/01/2018        15,056
      20,000   Scio Township, MI Building Authority(1)                         5.650     05/01/2016        20,166
      25,000   Scio Township, MI Building Authority(1)                         5.650     05/01/2017        25,199
      15,000   Southfield, MI EDC (Lawrence Technological University)(1)       5.400     02/01/2018        12,224
      10,000   Star International Academy, MI COP(1)                           8.000     03/01/2033         8,229
      35,000   Wayne County, MI Building Authority(1)                          5.250     06/01/2016        35,093
      25,000   Wayne, MI Charter County Airport (Detroit Metropolitan
                  Wayne County)(1)                                             5.000     12/01/2019        21,836
      20,000   Wayne, MI Charter County Airport (Detroit Metropolitan
                  Wayne County)(1)                                             5.125     12/01/2017        18,400
      50,000   Wayne, MI Charter County Airport (Detroit Metropolitan
                  Wayne County)(1)                                             5.250     12/01/2014        48,535


                4 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

  PRINCIPAL
   AMOUNT                                                                     COUPON      MATURITY       VALUE
------------                                                                  ------     ----------   -----------
$    500,000   Wayne, MI Charter County Airport Facilities (Northwest
                  Airlines)(1)                                                 6.000%    12/01/2029   $   259,010
       5,000   Webberville, MI Water Supply & Wastewater Treatment(1)          6.500     11/01/2018         5,003
                                                                                                      -----------
                                                                                                       22,151,896
U.S. POSSESSIONS--35.5%
      30,000   Guam Government Waterworks Authority and Wastewater
                  System(1)                                                    6.000     07/01/2025        21,992
   1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                       0.000(3)  07/01/2024       699,010
   1,000,000   Puerto Rico Aqueduct & Sewer Authority(1)                       6.000     07/01/2038       825,830
   1,450,000   Puerto Rico Aqueduct & Sewer Authority(1)                       6.000     07/01/2044     1,164,147
     250,000   Puerto Rico Electric Power Authority, Series TT(1)              5.000     07/01/2032       188,333
   1,000,000   Puerto Rico Electric Power Authority, Series UU(4)              3.301(5)  07/01/2031       470,000
       5,000   Puerto Rico Highway & Transportation Authority(1)               5.000     07/01/2028         3,718
      60,000   Puerto Rico Highway & Transportation Authority, Series G(1)     5.000     07/01/2042        40,949
      15,000   Puerto Rico IMEPCF (American Airlines)                          6.450     12/01/2025         6,637
      25,000   Puerto Rico Infrastructure(1)                                   5.000     07/01/2041        17,117
     240,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                    5.600     10/01/2014       211,416
     700,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                    6.250     10/01/2024       500,080
   1,855,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                    6.500     10/01/2037     1,231,739
      50,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)               5.000     03/01/2036        27,926
      60,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)               5.375     02/01/2019        47,066
      20,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)               5.500     12/01/2031        12,497
      95,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)             6.500     07/01/2012        85,700
      25,000   Puerto Rico ITEMECF (Mennonite General Hospital)(1)             6.500     07/01/2026        17,312
      75,000   Puerto Rico ITEMECF (San Lucas & Cristo Redentor
                  Hospitals)(1)                                                5.750     06/01/2029        43,076
   1,360,000   Puerto Rico Port Authority (American Airlines), Series A        6.250     06/01/2026       601,856
      15,000   Puerto Rico Public Buildings Authority(1)                       5.125     07/01/2024        11,779
   7,500,000   Puerto Rico Sales Tax Financing Corp., Series A(4)              3.069(5)  08/01/2057     3,787,500
      30,000   V.I. Public Finance Authority (Gross Receipts Taxes
                 Loan)(1)                                                      5.000     10/01/2024        23,283
     700,000   V.I. Public Finance Authority (Hovensa Refinery)(1)             5.875     07/01/2022       473,501
     250,000   V.I. Water & Power Authority, Series A(1)                       5.000     07/01/2031       197,918
                                                                                                      -----------
                                                                                                       10,710,382
TOTAL INVESTMENTS, AT VALUE (COST $54,964,171)-108.9%                                                  32,862,278
LIABILITIES IN EXCESS OF OTHER ASSETS-(8.9)                                                            (2,694,569)
                                                                                                      -----------
NET ASSETS-100.0%                                                                                     $30,167,709
                                                                                                      ===========

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.


                5 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $4,257,500, which represents 14.11% of the Fund's net assets. See accompanying Notes.

(5.) Represents the current interest rate for a variable or increasing rate security.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                                INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                          IN SECURITIES     INSTRUMENTS*
--------------------------------------------   -------------   ---------------
Level 1--Quoted Prices                          $        --          $--
Level 2--Other Significant Observable Inputs     32,862,278           --
Level 3--Significant Unobservable Inputs                 --           --
                                                -----------          ---
   Total                                        $32,862,278          $--
                                                ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
GO        General Obligation
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
OHC       Oakwood Hospital Corp.
OUH       Oakwood United Hospitals
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are


                6 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not


                7 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND

Oppenheimer Rochester Michigan Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $9,619,273
Average Daily Interest Rate        2.993%
Fees Paid                     $   97,059
Interest Paid                 $  238,400

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 54,964,171
                                 ============
Gross unrealized appreciation    $     19,419
Gross unrealized depreciation     (22,121,312)
                                 ------------
Net unrealized depreciation      $(22,101,893)
                                 ============


                8 | OPPENHEIMER ROCHESTER MICHIGAN MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Michigan
Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009